Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-54016

                          GABELLI INVESTOR FUNDS, INC.
                              THE GABELLI ABC FUND
                                  (THE "FUND")

            SUPPLEMENT DATED JUNE 2, 2005 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION EACH DATED MAY 1, 2005

Effective June 15, 2005, the Fund will revise its 2.00% redemption fee so that it is imposed on shares purchased and redeemed or exchanged on or before the seventh day after the date of purchase, rather than within 60 days. In addition, the Directors have determined that retirement plans that need an extension to implement the redemption fee must request such extension by June 30, 2005.